OTHER LONG-TERM ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Prepaid expenses and deposits	$ 1,635	$ 889
Deferred tax assets, net (see note 15(d))	1,063	828
Total other long term assets	$ 2,698	$ 1,717